Segment Reporting - Summary of Company's Revenue and Non-current Assets (Detail) - CAD ($)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2022		Jun. 30, 2021		Jun. 30, 2022		Jun. 30, 2021		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Total revenue	$ 2,269,026		$ 6,556,463		$ 6,698,629		$ 13,992,029		$ 25,596,972	$ 26,928,439	$ 18,340,249
Total non-current assets	53,086,679				53,086,679				50,199,007	62,123,576
Operating segments [member]
Disclosure of geographical areas [line items]
Total revenue									25,596,972	26,928,439	18,340,249
Total non-current assets									50,199,007	62,123,576
Canada [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Total revenue	(767,709)	[1]	3,440,590	[1]	1,271,267	[1]	7,852,189	[1]	10,733,922	13,832,691	10,889,542
Total non-current assets									30,812,581	37,966,772
United States [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Total revenue									6,564,271	5,691,202	$ 7,450,707
Total non-current assets									9,014,016	12,424,844
JAPAN | Operating segments [member]
Disclosure of geographical areas [line items]
Total revenue									5,849,967	6,446,939
AUSTRALIA | Operating segments [member]
Disclosure of geographical areas [line items]
Total revenue									993,933	152,301
Total non-current assets									10,372,410	11,731,960
Other [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Total revenue	$ 360,892		$ 114,369		$ 553,576		$ 169,994		$ 1,454,879	$ 805,306

[1]	Impact of previously recognized revenue for contract modification as explained in tables above.